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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2003
                                               --------------

Check here if Amendment [ ]; Amendment Number:
                                              ----------------------------------
         This Amendment (Check only one.):      [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Perseus, L.L.C.
             ----------------------------------------------------------
Address:     2099 Pennsylvania Avenue, N.W., Suite 900
             ----------------------------------------------------------
             Washington, D.C.  20006
             ----------------------------------------------------------

             ----------------------------------------------------------

Form 13F File Number: 028-05587

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Rodd Macklin
             ----------------------------------------------------------
Title:       Chief Financial Officer, Treasurer and Secretary
             ----------------------------------------------------------
Phone:       (202) 772-1481
             ----------------------------------------------------------

Signature, Place, and Date of Signing:

             /s/ Rodd Macklin                               Washington, D.C.                 May 13, 2003
--------------------------------------------     -----------------------------------    --------------------------
                [Signature]                                  [City, State]                      [Date]
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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE



Report Summary:

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
Number of Other Included Managers:                             0
                                            ---------------------------

Form 13F Information Table Entry Total:                       29
                                            ---------------------------

Form 13F Information Table Value Total:                       $112,896
                                            ---------------------------
                                                     (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


                  NONE

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
                                                      FORM 13F INFORMATION TABLE
            COLUMN 1           COLUMN 2    COLUMN 3   COLUMN 4          COLUMN 5       COLUMN 6   COLUMN 7           COLUMN 8
            --------           --------    --------   --------    ------------------   --------   --------  ------------------------
                                                                                                                      VOTING
                                                                   SHRS                                             AUTHORITY
                                TITLE                  VALUE      OR PRN    SH/ PUT/  INVESTMENT   OTHER    ------------------------
         NAME OF ISSUER        OF CLASS     CUSIP       (x$)       AMT      PRN CALL  DISCRETION  MANAGERS      SOLE    SHARED  NONE
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
           Aksys Ltd.            Common    010196103    $2,922    417,381    SH         DEFINED                417,381
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    Allos Therapeutics, Inc.     Common    019777101    $3,712    928,100    SH         DEFINED                928,100
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       Beacon Power Corp.        Common    073677106    $1,955  11,502,351   SH         DEFINED             11,502,351
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        BioMarin (Glyko
        Biomedical Ltd.)         Common   00009061G1    $2,270    200,000    SH         DEFINED                200,000
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       Cell Genesys, Inc.        Common    150921104       $85     11,567    SH         DEFINED                 11,567
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          CollaGenex
       Pharmaceuticals Inc.      Common    19419B100    $2,727    319,000    SH         DEFINED                319,000
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      Connetics Corporation      Common    208192104    $1,772    105,781    SH         DEFINED                105,781
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           Curis, Inc.           Common    231269101      $216    274,011    SH         DEFINED                274,011
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      Dendreon Corporation       Common    24823Q107      $607    129,415    SH         DEFINED                129,415
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       Diversa Corporation       Common    255064107    $7,645    816,823    SH         DEFINED                816,823
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   Esperion Therapeutics, Inc.   Common    29664R106   $14,361  1,443,300    SH         DEFINED              1,443,300
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         Exelixis, Inc.          Common    30161Q104    $5,611    843,750    SH         DEFINED                843,750
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           Guilford
      Pharmaceuticals Inc.       Common    401829106       $43     11,500    SH         DEFINED                 11,500
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    [Repeat as necessary]

                                                      FORM 13F INFORMATION TABLE
            COLUMN 1           COLUMN 2    COLUMN 3   COLUMN 4          COLUMN 5       COLUMN 6   COLUMN 7           COLUMN 8
            --------           --------    --------   --------    ------------------   --------   --------  ------------------------
                                                                                                                      VOTING
                                                                   SHRS                                             AUTHORITY
                                TITLE                  VALUE      OR PRN    SH/ PUT/  INVESTMENT   OTHER    ------------------------
         NAME OF ISSUER        OF CLASS     CUSIP       (x$)       AMT      PRN CALL  DISCRETION  MANAGERS      SOLE    SHARED  NONE
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
InSite Vision Incorporated     Common     457660108      $632     988,045    SH         DEFINED               988,045
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      IntraBiotics
  Pharmaceuticals, Inc.        Common     46116T100      $257   1,225,209    SH         DEFINED             1,225,209
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La Jolla Pharmaceutical
        Company                Common     503459109      $845     500,000    SH         DEFINED               500,000
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    Landec Corporation         Common     514766104      $693     252,048    SH         DEFINED               252,048
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    Neurobiological
   Technologies, Inc.          Common     64124W106    $3,455     553,750    SH         DEFINED               553,750
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 Oxford GlycoSciences Plc      Sponsored  691464101    $1,485     474,698    SH         DEFINED               474,698
                                 ADR
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     Proton Energy
      Systems Inc.             Common     74371K101    $1,757      714,286   SH         DEFINED               714,286
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        Roxio Inc.             Common     780008108      $476       76,748   SH         DEFINED                76,748
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        Sciclone
   Pharmaceuticals Inc.        Common     80862K104    $7,509    1,257,860   SH         DEFINED             1,257,860
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   Targeted Genetics
      Corporation              Common     87612M108       $92      200,000   SH         DEFINED               200,000
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  ViroPharma Incorporated      Common     928241108    $1,331      581,043   SH         DEFINED               581,043
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  [Repeat as necessary]

                                                      FORM 13F INFORMATION TABLE
            COLUMN 1           COLUMN 2    COLUMN 3   COLUMN 4          COLUMN 5       COLUMN 6   COLUMN 7           COLUMN 8
            --------           --------    --------   --------    ------------------   --------   --------  ------------------------
                                                                                                                      VOTING
                                                                   SHRS                                             AUTHORITY
                                TITLE                  VALUE      OR PRN    SH/ PUT/  INVESTMENT   OTHER    ------------------------
         NAME OF ISSUER        OF CLASS     CUSIP       (x$)       AMT      PRN CALL  DISCRETION  MANAGERS  SOLE    SHARED     NONE
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
    Allos Therapeutics           Common   019777101    $10,000  2,500,000   SH          OTHER                        2,500,000
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     Axcan Pharma Inc.           Common   054923107    $25,900  2,500,000   SH          OTHER                        2,500,000
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      CollaGenex
  Pharmaceuticals, Inc.          Common   19419B100     $8,550  1,000,000   SH          OTHER                        1,000,000
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     IntraBiotics
  Pharmaceuticals, Inc.          Common   46116T100       $368  1,750,000   SH          OTHER                        1,750,000
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      Valentis, Inc.             Common   91913E104     $5,618  1,404,529   SH          OTHER                        1,404,529
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    [Repeat as necessary]